SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2012
RETIREMENT AND POSTRETIREMENT BENEFITS
Percentage by which if, amortization of cumulative unrecognized net actuarial gains and losses exceeds the greater of the accrued benefit obligation or the fair value of plan assets, then the incremental amortization of cumulative unrecognized net actuarial gains and losses would be included in pension cost		10.00%
REGULATION
Regulatory assets	0
PROPERTY, PLANT AND EQUIPMENT
Number of primary methods of depreciation which are utilized	2
Performance stock units
STOCK-BASED COMPENSATION
Vesting period	3 years
Restricted stock units
STOCK-BASED COMPENSATION
Vesting period	35 months